Property and Equipment (Details) - Schedule of property and equipment consist - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2022
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		$ 1,180,395	$ 240,164	$ 1,180,395
Additions	29,868
Derecognised on ‘Disposals		(1,180,395)	(240,164)	(1,180,395)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	29,868
Beginning balance		240,164		240,164
Charge for the year
Derecognised on ‘Disposals				(240,164)
Ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Plant and equipment [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		1,160,772	232,822	1,160,772
Additions	28,578
Derecognised on ‘Disposals		(1,160,772)	(232,822)	(1,160,772)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	28,578
Beginning balance		232,822		232,822
Charge for the year
Derecognised on ‘Disposals				(232,822)
Ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Furniture and fittings [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		337	89	337
Additions
Derecognised on ‘Disposals		(337)	(89)	(337)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance
Beginning balance		89		89
Charge for the year
Derecognised on ‘Disposals				(89)
Ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Vehicles [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		754	139	754
Additions
Derecognised on ‘Disposals		(754)	(139)	(754)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance
Beginning balance		139		139
Charge for the year
Derecognised on ‘Disposals				(139)
Ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Office equipments [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		17,419	6,887	17,419
Additions	620
Derecognised on ‘Disposals		(17,419)	(6,887)	(17,419)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	620
Beginning balance		6,887		6,887
Charge for the year
Derecognised on ‘Disposals				(6,887)
Ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022
Computer equipments [Member]
Property and Equipment (Details) - Schedule of property and equipment consist [Line Items]
Beginning balance		1,113	227	1,113
Additions	670
Derecognised on ‘Disposals		(1,113)	(227)	(1,113)
Adjustments
Exchange differences
Acquisition through business combination
Ending balance	670
Beginning balance		227		227
Charge for the year
Derecognised on ‘Disposals				(227)
Ending balance
Net block as at 30 September, 2021
Net block as at 31 March, 2022
Net block as at 30 September, 2022